Employee plans - Components of Net Periodic Benefit Expense (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2024	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other (expense), net
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Settlement losses				$ 130.6	$ 348.9
Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost				0.0	0.0	$ 0.0
Interest cost				115.9	152.7	114.6
Expected return on plan assets				(125.4)	(178.6)	(189.8)
Amortization of prior service credit				(2.5)	(2.5)	(2.5)
Recognized net actuarial loss				64.3	75.6	125.9
Settlement losses	$ 130.1	$ 167.2	$ 181.0	130.1	348.2	0.0
Net periodic pension expense (income)				182.4	395.4	48.2
Pension Plans | International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost				1.3	1.1	1.9
Interest cost				68.0	72.3	39.3
Expected return on plan assets				(88.1)	(84.9)	(77.4)
Amortization of prior service credit				(2.2)	(2.4)	(2.6)
Recognized net actuarial loss				20.9	9.1	37.7
Settlement losses				0.5	0.7	0.0
Net periodic pension expense (income)				0.4	(4.1)	(1.1)
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost				0.1	0.2	0.2
Interest cost				2.3	2.6	1.9
Expected return on plan assets				(0.2)	(0.3)	(0.3)
Amortization of prior service credit				0.2	(1.3)	(1.4)
Recognized net actuarial loss				(3.0)	(4.0)	(2.2)
Net periodic pension expense (income)				$ (0.6)	$ (2.8)	$ (1.8)